DEBT AND CREDIT AGREEMENTS - Schedule of Long-Term Debt (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Aug. 01, 2024 USD ($)	Mar. 01, 2024 USD ($)	Mar. 01, 2024 EUR (€)
Debt Instrument [Line Items]
Debt issuance costs	$ (280)	$ (303)
Total Long-term debt and current related maturities	28,687	26,765
Less: Current maturities of long-term debt	1,546	1,325
Total Long-term debt	27,141	25,440
Fair value of hedging instruments | Fair value of hedging instruments
Debt Instrument [Line Items]
Fair value of hedging instruments	(79)	(136)
1.35% notes due 2025
Debt Instrument [Line Items]
Senior notes	$ 0	1,250
Interest rate	1.35%
2.50% notes due 2026
Debt Instrument [Line Items]
Senior notes	$ 1,500	1,500
Interest rate	2.50%
1.10% notes due 2027
Debt Instrument [Line Items]
Senior notes	$ 1,000	1,000
Interest rate	1.10%
3.50% euro notes due 2027
Debt Instrument [Line Items]
Senior notes	$ 763	675
Interest rate	3.50%
4.65% notes due 2027
Debt Instrument [Line Items]
Senior notes	$ 1,150	1,150	$ 1,150
Interest rate	4.65%		4.65%
4.95% notes due 2028
Debt Instrument [Line Items]
Senior notes	$ 500	500
Interest rate	4.95%
2.25% euro notes due 2028
Debt Instrument [Line Items]
Senior notes	$ 881	779
Interest rate	2.25%
4.25% notes due 2029
Debt Instrument [Line Items]
Senior notes	$ 750	750
Interest rate	4.25%
2.70% notes due 2029
Debt Instrument [Line Items]
Senior notes	$ 750	750
Interest rate	2.70%
4.875% notes due 2029
Debt Instrument [Line Items]
Senior notes	$ 500	500		$ 500
Interest rate	4.875%			4.875%	4.875%
4.70% notes due 2030
Debt Instrument [Line Items]
Senior notes	$ 1,000	1,000	$ 1,000
Interest rate	4.70%		4.70%
3.375% euro notes due 2030
Debt Instrument [Line Items]
Senior notes	$ 881	779			€ 750
Interest rate	3.375%			3.375%	3.375%
1.95% notes due 2030
Debt Instrument [Line Items]
Senior notes	$ 949	1,000
Interest rate	1.95%
4.95% notes due 2031
Debt Instrument [Line Items]
Senior notes	$ 500	500		$ 500
Interest rate	4.95%			4.95%	4.95%
1.75% notes due 2031
Debt Instrument [Line Items]
Senior notes	$ 1,496	1,500
Interest rate	1.75%
4.75% notes due 2032
Debt Instrument [Line Items]
Senior notes	$ 650	650	$ 650
Interest rate	4.75%		4.75%
0.75% euro notes due 2032
Debt Instrument [Line Items]
Senior notes	$ 587	519
Interest rate	0.75%
3.75% euro notes due 2032
Debt Instrument [Line Items]
Senior notes	$ 587	519
Interest rate	3.75%
5.00% notes due 2033
Debt Instrument [Line Items]
Senior notes	$ 1,100	1,100
Interest rate	5.00%
4.50% notes due 2034
Debt Instrument [Line Items]
Senior notes	$ 1,000	1,000
Interest rate	4.50%
4.125% euro notes due 2034
Debt Instrument [Line Items]
Senior notes	$ 1,174	1,039
Interest rate	4.125%
5.00% notes due 2035
Debt Instrument [Line Items]
Senior notes	$ 1,450	1,450	$ 700	$ 750
Interest rate	5.00%		5.00%	5.00%	5.00%
3.75% euro notes due 2036
Debt Instrument [Line Items]
Senior notes	$ 881	779			€ 750
Interest rate	3.75%			3.75%	3.75%
5.70% notes due 2036
Debt Instrument [Line Items]
Senior notes	$ 441	441
Interest rate	5.70%
5.70% notes due 2037
Debt Instrument [Line Items]
Senior notes	$ 462	462
Interest rate	5.70%
5.375% notes due 2041
Debt Instrument [Line Items]
Senior notes	$ 417	417
Interest rate	5.375%
3.812% notes due 2047
Debt Instrument [Line Items]
Senior notes	$ 442	442
Interest rate	3.812%
2.80% notes due 2050
Debt Instrument [Line Items]
Senior notes	$ 701	750
Interest rate	2.80%
5.25% notes due 2054
Debt Instrument [Line Items]
Senior notes	$ 1,750	1,750		$ 1,750
Interest rate	5.25%			5.25%	5.25%
5.35% notes due 2064
Debt Instrument [Line Items]
Senior notes	$ 650	650		$ 650
Interest rate	5.35%			5.35%	5.35%
4.37% term loan due 2027
Debt Instrument [Line Items]
Senior notes	$ 1,000	1,000
Interest rate	4.37%
One month term SOFR plus 0.875% term loan due 2027
Debt Instrument [Line Items]
Senior notes	$ 2,750	0
Debt instrument, basis spread on variable rate	0.875%
6.625% debentures due 2028
Debt Instrument [Line Items]
Debentures	$ 201	201
Interest rate	6.625%
9.065% debentures due 2033
Debt Instrument [Line Items]
Debentures	$ 51	51
Interest rate	9.065%
Industrial development bond obligations, floating rate maturing at various dates through 2037
Debt Instrument [Line Items]
Industrial development bond obligations, floating rate maturing at various dates through 2037	$ 22	22
Other (including finance leases), 2.5% weighted average interest rate maturing at various dates through 2040
Debt Instrument [Line Items]
Other (including finance leases), 2.5% weighted average interest rate maturing at various dates through 2040	$ 110	$ 329
Debt, weighted average interest rate	2.50%